OPPENHEIMER INTERMEDIATE MUNICIPAL FUND
                   Supplement dated August 23, 1999 to the
                        Prospectus dated January 29, 1999

The Prospectus is changed as follows:


1. The supplement dated March 3, 1999 is replaced by this supplement.

2. The last sentence of the paragraph entitled "Inverse Floaters Have Special Risks" on page 11 is modified to read as follows:

          The Fund will not invest more than 20% of its total assets in inverse floaters.

3. The fourth sentence of the paragraph entitled "Illiquid and Restricted Securities" on page 12 is modified to read as follows:

         The Fund will not invest more than 15% of its net assets in illiquid securities.

4. The second sentence of the first paragraph in the section entitled "Class A Contingent Deferred Sales Charge" on page 19 is revised to read as follows:

         The Distributor pays dealers of record commissions in an amount equal to 0.50% of purchases of $1 million or more other than by retirement accounts.



August 23, 1999                                 PSO860.011

                       OPPENHEIMER INSURED MUNICIPAL FUND
                   Supplement dated August 23, 1999 to the
                        Prospectus dated January 29, 1999

The Prospectus is changed as follows:


2. The supplement dated March 3, 1999 is replaced by this supplement.

2. The last sentence of the paragraph entitled "Inverse Floaters Have Special Risks" on page 11 is modified to read as follows:

          The Fund will not invest more than 20% of its total assets in inverse floaters.

3. The fourth sentence of the paragraph entitled "Illiquid and Restricted Securities" on page 12 is modified to read as follows:

         The Fund will not invest more than 15% of its net assets in illiquid securities.

4. The second sentence of the first paragraph in the section entitled "Class A Contingent Deferred Sales Charge" on page 19 is revised to read as follows:

         The Distributor pays dealers of record commissions in an amount equal to 0.50% of purchases of $1 million or more other than by retirement accounts.



August 23, 1999                                 PSO865.010